5. GROUP STRUCTURE (Details 12)	12 Months Ended
Dec. 31, 2019
Argentinian production 1
Disclosure of joint operations [line items]
Joint operation name	Río Neuquén
Location	Río Negro and Neuquén
Direct participation	[1]
Indirect participation	0.00%
Operator name	YPF
Duration up to	2027/2051
Argentinian production 2
Disclosure of joint operations [line items]
Joint operation name	Sierra Chata
Location	Neuquén
Direct participation	45.55%
Indirect participation	0.00%
Operator name	PAMPA
Duration up to	2053
Argentinian production 3
Disclosure of joint operations [line items]
Joint operation name	El Mangrullo
Location	Neuquén
Direct participation	100.00%
Indirect participation	0.00%
Operator name	PAMPA
Duration up to	2053
Argentinian production 4
Disclosure of joint operations [line items]
Joint operation name	La Tapera - Puesto Quiroga
Location	Chubut
Direct participation	35.67%
Indirect participation	0.00%
Operator name	Tecpetrol
Duration up to	2027
Argentinian production 5
Disclosure of joint operations [line items]
Joint operation name	El Tordillo
Location	Chubut
Direct participation	35.67%
Indirect participation	0.00%
Operator name	Tecpetrol
Duration up to	2027
Argentinian production 6
Disclosure of joint operations [line items]
Joint operation name	Aguaragüe
Location	Salta
Direct participation	15.00%
Indirect participation	0.00%
Operator name	Tecpetrol
Duration up to	2023/2027
Argentinian production 7
Disclosure of joint operations [line items]
Joint operation name	Gobernador Ayala
Location	Mendoza
Direct participation	22.51%
Indirect participation	0.00%
Operator name	Pluspetrol
Duration up to	2036
Argentinian production 8
Disclosure of joint operations [line items]
Joint operation name	Anticlinal Campamento
Location	Neuquén
Direct participation	15.00%
Indirect participation	0.00%
Operator name	Oilstone
Duration up to	2026
Argentinian production 9
Disclosure of joint operations [line items]
Joint operation name	Estación Fernández Oro
Location	Río Negro
Direct participation	15.00%
Indirect participation	0.00%
Operator name	YPF
Duration up to	2026
Argentinian production 10
Disclosure of joint operations [line items]
Joint operation name	Río Limay este (Ex Senillosa)
Location	Neuquén
Direct participation	85.00%
Indirect participation	0.00%
Operator name	PAMPA
Duration up to	2040
Argentinian production 11
Disclosure of joint operations [line items]
Joint operation name	Veta Escondida y Rincón de Aranda
Location	Neuquén
Direct participation	55.00%
Indirect participation	0.00%
Operator name	PAMPA
Duration up to	2027
Argentinian production 12
Disclosure of joint operations [line items]
Joint operation name	Rincón del Mangrullo
Location	Neuquén
Direct participation	50.00%
Indirect participation	0.00%
Operator name	YPF
Duration up to	2052
Foreign 1
Disclosure of joint operations [line items]
Joint operation name	Oritupano - Leona
Location	Venezuela
Direct participation	0.00%
Indirect participation	22.00%
Operator name	PDVSA
Duration up to	2025
Foreign 2
Disclosure of joint operations [line items]
Joint operation name	Acema
Location	Venezuela
Direct participation	0.00%
Indirect participation	34.49%
Operator name	PDVSA
Duration up to	2025
Foreign 3
Disclosure of joint operations [line items]
Joint operation name	La Concepción
Location	Venezuela
Direct participation	0.00%
Indirect participation	36.00%
Operator name	PDVSA
Duration up to	2025
Foreign 4
Disclosure of joint operations [line items]
Joint operation name	Mata
Location	Venezuela
Direct participation	0.00%
Indirect participation	34.49%
Operator name	PDVSA
Duration up to	2025
Argentinian exploration 1
Disclosure of joint operations [line items]
Joint operation name	Parva Negra Este
Location	Neuquén
Direct participation	42.50%
Indirect participation	0.00%
Operator name	PAMPA
Duration up to	2019
Argentinian exploration 2
Disclosure of joint operations [line items]
Joint operation name	Chirete
Location	Salta
Direct participation	50.00%
Indirect participation	0.00%
Operator name	High Luck Group Limited
Duration up to	2019
Argentinian exploration 3
Disclosure of joint operations [line items]
Joint operation name	Río Atuel
Location	Mendoza
Direct participation	33.33%
Indirect participation	0.00%
Operator name	Petrolera El Trebol
Duration up to	2020
Argentinian exploration 4
Disclosure of joint operations [line items]
Joint operation name	Borde del Limay
Location	Neuquén
Direct participation	85.00%
Indirect participation	0.00%
Operator name	PAMPA
Duration up to	2015
Argentinian exploration 5
Disclosure of joint operations [line items]
Joint operation name	Los Vértices
Location	Neuquén
Direct participation	85.00%
Indirect participation	0.00%
Operator name	PAMPA
Duration up to	2015
Argentinian exploration 6
Disclosure of joint operations [line items]
Joint operation name	Las Tacanas Norte
Location	Neuquén
Direct participation	90.00%
Indirect participation	0.00%
Operator name	PAMPA
Duration up to	2023

[1]	31.43% and 33.07%